Contract and Contribution Payable (Tables)	12 Months Ended
Dec. 31, 2016
Contract And Contribution Payable Tables
Summary of contract and contribution payable
	2016	2015
Contribution payable to the University of Pittsburgh, in quarterly installments of $9,375, through July 2016	$-	$28,125
Contract payable to Dr. Jorg Gerlach in connection with the APA. $50,000 was due on December 31, 2016 and $100,000 is due on December 31, 2017	150,000	200,000
Contract for option agreement purchase	-	6,000
Total	150,000	234,125
Less: current portion	(150,000)	(134,125)
Long-term portion	$-	$100,000